Related Party Transactions - Narrative (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended				0 Months Ended
	Jul. 14, 2014 Affiliated Entity Corporate Development and Administrative Services Agreement	Jul. 15, 2013 Affiliated Entity Corporate Development and Administrative Services Agreement	Jul. 14, 2014 Affiliated Entity Corporate Development and Administrative Services Agreement	Jul. 15, 2013 Affiliated Entity Corporate Development and Administrative Services Agreement	Dec. 30, 2013 Affiliated Entity Corporate Development and Administrative Services Agreement	Dec. 31, 2012 Affiliated Entity Corporate Development and Administrative Services Agreement	Dec. 26, 2011 Affiliated Entity Corporate Development and Administrative Services Agreement	Aug. 19, 2014 Subsequent Event	Aug. 19, 2014 Subsequent Event Officer	Aug. 19, 2014 Subsequent Event Officer
Related Party Transaction [Line Items]
Expenses related to performance of services agreement	$ 0	$ 0.20	$ 0.10	$ 0.05	$ 0.20	$ 0.20	$ 0.20
Stock repurchased (in shares)									94,100
Shares issued, price per share								$ 30.25		$ 29.04